UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Standard General L.P.

Address:   650 Madison Avenue
           23rd Floor
           New York, NY 10022


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Mause
Title:  Chief Financial Officer
Phone:  212-610-9177

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph Mause                   New York, NY                       2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $      108,848
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALASKA AIR GROUP INC         COM             011659109    5,360     94,555 SH       SOLE                    94,555      0    0
CEDAR FAIR L P               DEPOSITRY UNIT  150185106    5,366    353,942 SH       SOLE                   353,942      0    0
DST SYS INC DEL              COM             233326107    4,964    111,938 SH       SOLE                   111,938      0    0
DYNEGY INC DEL               COM             26817G300    8,483  1,509,500 SH       SOLE                 1,509,500      0    0
KINROSS GOLD CORP            NOTE 1.750% 3/1 496902AD9   37,281 36,151,000 PRN      SOLE                36,151,000      0    0
LIBERTY MEDIA CORP NEW       CAP COM SER A   53071M302    2,318     37,055 SH       SOLE                    37,055      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100    7,527    218,819 SH       SOLE                   218,819      0    0
NATIONAL FUEL GAS CO N J     COM             636180101   20,473    311,995 SH       SOLE                   311,995      0    0
NEWS CORP                    CL A            65248E104    5,691    390,845 SH       SOLE                   390,845      0    0
PENN VA CORP                 COM             707882106    4,176    248,275 SH       SOLE                   248,275      0    0
SIRIUS XM RADIO INC          COM             82967N108    2,592  1,590,000 SH       SOLE                 1,590,000      0    0
SMURFIT-STONE CONTAINER CORP COM             83272A104      634     24,747 SH       SOLE                    24,747      0    0
SPRINT NEXTEL CORP           COM SER 1       852061100      972    229,900 SH       SOLE                   229,900      0    0
U S AIRWAYS GROUP INC        COM             90341W108    3,010    300,707 SH       SOLE                   300,707      0    0


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